Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Income	$ 18,589	$ 32,795	$ 59,353	$ 88,138	$ 70,682
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	5,408	4,951	20,150	16,075	13,751
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,660	1,913	8,163	11,880	17,610
Non-Cash Compensation Expense	311	465	1,546	2,789	1,125
Loss (Gain) from Disposal of Property and Equipment	31	(60)	(153)	81	206
Originations of Finance Receivables	(312,074)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,923	148,309	559,517	549,888	492,294
Change in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
Change in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
Change in Other Assets	8,829	6,042	(3,903)	(12,282)	(12,029)
Increase in Accounts Payable, Accrued Expenses and Other Liabilities	24,530	20,476	11,574	9,059	25,679
Change in Accrued Expenses-Related Party	123	95	20	(1,561)	(1,974)
Net Cash (Used in) Provided By Operating Activities	13,452	62,600	(69,878)	(25,196)	5,937
Cash Flows from Investing Activities:
Originations of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)	0	0
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506	0	0
Proceeds from Disposal of Property and Equipment	641	456	1,932	519	423
Purchase of Property and Equipment	(7,797)	(5,650)	(25,567)	(44,792)	(20,881)
Net Cash (Used in) Investing Activities	(40,953)	(10,643)	(64,567)	(44,273)	(20,458)
Cash Flows from Financing Activities:
Increase (Decrease) in Restricted Cash	(15,624)	(8,499)	15,421	18,193	(28,982)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Collections, Buybacks and Change in Investments Held in Trust	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Financings	75,000	0	857,246	707,947	387,304
Repayment of Portfolio Term Financings	(135,207)	(112,289)	(590,151)	(339,110)	(768,850)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable			0	0	161,109
Additions to Other Secured Notes Payable	20,000	0	83,968	44,500	2,776
Repayment of Other Secured Notes Payable	(614)	(14,531)	(65,982)	(542)	(22,715)
Repayments of Senior Unsecured Notes Payable			0	0	(1,500)
Payment of Debt Issuance Costs	(348)	(557)	(7,343)	(9,788)	(22,816)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(46,310)
Net Cash Provided by / (Used in) Financing Activities	26,752	(55,121)	134,995	71,722	16,672
Net Decrease in Cash and Cash Equivalents	(749)	(3,164)	550	2,253	2,151
Cash and Cash Equivalents at Beginning of Period	26,480	25,930	25,930	23,677	21,526
Cash and Cash Equivalents at End of Period	25,731	22,766	26,480	25,930	23,677
Supplemental Statement of Cash Flow Information:
Interest Paid	11,424	11,311	72,872	70,648	83,694
Interest Paid-Related Party	158	0	261	2,680	15,024
Income Taxes Paid	518	463	1,506	1,078	1,184
Supplemental Statement of Non-Cash Investing and Financing Activities:
Purchase of Property and Equipment Under Capital Lease			91	922	3,755
Disposal of Fully Depreciated Property & Equipment	0	551	1,746	1,855	4,504
Exchange of Other Secured Notes Payable to Equity-Related Party			0	0	60,088
Exchange of Subordinated Notes Payable to Equity-Related Party			0	0	40,000
Exchange of Other Secured Notes Payable-Related Party to Senior Secured Notes Payable			0	0	2,000
Exchange of Subordinated Notes Payable-Related Party to Senior Secured Notes Payable			0	0	35,000
Loss on Extinguishment of Debt			$ 0	$ 0	$ (3,418)